Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.40%
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.20%
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.35%
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.35%